Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 47
Operating cash flows from operating leases	550
Financing cash flows from finance leases	8		$ 0	$ 0
Non-cash investing and financing activities:
Net lease cost	669		622	535
Additions to ROU assets obtained from: new finance lease liabilities	321	[1]	0	0
Additions to ROU assets obtained from: new operating lease liabilities	$ 3,768	[1]	$ 0	$ 0

[1]	In line with the new standard ASC 842 "Leases" and its transition guidance, we considered all leases as new leases in 2019.